Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011	Aug. 22, 2012
Stock Options
Proceeds from Stock Options Exercised	$ 512	$ 848	$ 508
Stock options
Valuation assumptions for stock options
Expected volatility (as a percent)			82.89%
Risk-free interest rate (as a percent)			0.39%
Expected life			2 years 11 months 12 days
Dividend yield (as a percent)			0.00%
Estimated forfeiture rate (as a percent)			10.00%
Additional information related to stock option
Weighted average fair value of options granted (in dollars per share)	$ 0.00	$ 0.00	$ 1.08
Stock options | 2003 Plan
Stock Options
Common stock available under the options plan (in shares)	42,800
Number of shares available for purchase to each holder of stock option	1
Granted (in shares)				50,000	767,000
Vesting percentage for every three months	10.00%
Period for each 10% vesting	3 months
Exercise price for options granted (in dollars per share)				$ 2.05	$ 2.37
Percentage of award that vests on the Initial Vesting Date				10.00%
Percentage of award that vests quarterly over a 27 months period after the initial vesting date				10.00%
Period from the Initial Vesting Date for vesting of remaining options excluding options vesting on Initial Vesting Date				27 months
Stock options | 2012 Plan
Stock Options
Number of shares available for purchase to each holder of stock option	1
Granted (in shares)	0
Number of shares authorized for issuance						4,000,000
Stock options | Maximum | 2003 Plan
Stock Options
Percentage of outstanding common stocks reserved for issuance	10.00%
Term of options granted	10 years
Stock options | Maximum | 2012 Plan
Stock Options
Term of options granted						10 years